Deferred Tax Assets And Deferred Tax Liabilities - Summary of Deductible Temporary Differences And Deductible Losses That Are Not Recognized as Deferred Tax Assets (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	¥ 2,869,537	¥ 2,119,410
No due date	1,423,385	892,733
Deferred Tax Asset Not Yet Recognised	¥ 4,292,922	¥ 3,012,143